Contract Liabilities - Outstanding contract liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Amortization of contract liabilities
2026 (excluding the six months ended June 30, 2026)	$ (4,511)
2027	(9,024)
2028	(9,024)
2029	(9,024)
2030 and thereafter	(33,030)
Total	$ (64,613)	$ (69,126)	$ (26,665)